Financing Arrangements (Details) - USD ($)											1 Months Ended														3 Months Ended				9 Months Ended		12 Months Ended
	Jun. 01, 2023	Dec. 10, 2021	Aug. 09, 2021	Aug. 03, 2021	Jul. 08, 2021	Jun. 01, 2021	Apr. 12, 2021	Oct. 14, 2020	Oct. 08, 2020	Mar. 09, 2020	Jan. 28, 2022	Oct. 27, 2021	Sep. 30, 2021	Aug. 19, 2021	Jun. 28, 2021	Jun. 23, 2021	May 19, 2021	Jan. 28, 2021	Jun. 30, 2020	May 31, 2020	May 29, 2020	May 29, 2020	Apr. 30, 2020	Jan. 31, 2020	Mar. 31, 2023	Feb. 28, 2023	Mar. 31, 2022	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	May 31, 2021	Feb. 21, 2023	Dec. 18, 2022	Apr. 14, 2022	Jan. 31, 2022	Nov. 30, 2021	Sep. 17, 2021	Aug. 04, 2021	Jun. 17, 2021	Jun. 02, 2021	Dec. 31, 2008
Financing Arrangements (Details) [Line Items]
Number of warrants to purchase common stock (in Shares)																									1
Warrants exercise price, per share (in Dollars per share)																									$ 11.5
Warrants, value																											$ (6,666,000)				$ (9,249,600)		$ (17,043,600)
Preferred stock, par value (in Dollars per share)																									$ 0.0001						$ 0.0001		$ 0.0001
Preferred stock, shares issued (in Shares)
Convertible notes due																																$ 608,333
Unique Logistics International, Inc. [Member]
Financing Arrangements (Details) [Line Items]
Accounts receivable, net																										$ 40,438,290			$ 40,438,290			74,746,036		$ 20,369,747
Line of credit																																											$ 47,500,000
Credit facility																										47,500,000			47,500,000
Debt, outstanding balance																																				$ 35,000,000								$ 10,000,000,000,000
Debt, interest rate																																							6.00%
Debt, maturity date																					May 29, 2023
Notes payable																																38,749,784		5,478,673
Proceeds from notes payable																														$ 2,000,000		2,000,000		5,174,902
Debt conversion converted instrument amount			$ 12,820.83	$ 24,418.89	$ 15,620.83		$ 63,692					$ 41,317	$ 53,054.86		$ 71,855.2	$ 25,842.22														125,673		3,900,000
Debt conversion converted instrument shares issued (in Shares)			7,137,037	13,593,388	8,695,727		35,455,872					23,000,000	29,534,319		40,000,000	14,385,720
Gain loss on debt extinguishment																												$ (1,344,087)		(564,037)		(564,037)		(1,147,856)
Amortization of debt discount																														$ 776,515		$ 776,515		$ 1,350,389
Preferred stock, par value (in Dollars per share)																										$ 0.001			$ 0.001			$ 0.001		$ 0.001
Debt, periodic payment description																					The agreement calls for six semi-annual payments of $304,167, for which the first payment was due on November 29, 2020.
Notes Payable, Noncurrent																										$ 1,500,000			$ 1,500,000					$ 3,193,306
Unique Logistics International, Inc. [Member] | Notes payable [Member]
Financing Arrangements (Details) [Line Items]
Notes payable																																608,333		2,528,886
Unique Logistics International, Inc. [Member] | Notes payable [Member] | U L A T L [Member]
Financing Arrangements (Details) [Line Items]
Debt, maturity date																						May 29, 2023
Notes payable																					$ 1,825,000	$ 1,825,000				$ 304,167			$ 304,167			608,333		1,216,667
Debt, periodic payment description																						The agreement calls for six semi-annual payments of $304,166.67, for which the first payment was due on November 29, 2020.
Unique Logistics International, Inc. [Member] | Promissory Notes [Member]
Financing Arrangements (Details) [Line Items]
Debt, interest rate																	10.00%
Notes payable																	$ 1,000,000																	1,062,215
Proceeds from notes payable																	$ 1,000,000
Accredited Investor [Member] | Unique Logistics International, Inc. [Member] | Promissory Notes [Member]
Financing Arrangements (Details) [Line Items]
Debt, interest rate																	10.00%
Convertible Notes Payable [Member] | Unique Logistics International, Inc. [Member] | Notes payable [Member]
Financing Arrangements (Details) [Line Items]
Notes Payable, Noncurrent																																			$ 1,500,000
Convertible Notes Payable [Member] | Unique Logistics International, Inc. [Member] | Notes Payable Current [Member]
Financing Arrangements (Details) [Line Items]
Notes payable																																			19,000,000
Notes Payable, Current																																			$ 17,500,000
TBK Agreement [Member] | Unique Logistics International, Inc. [Member]
Financing Arrangements (Details) [Line Items]
Debt instrument, unused borrowing capacity, amount						$ 30,000,000
Line of credit																																57,500,000
TBK Agreement [Member] | Unique Logistics International, Inc. [Member] | Corefund Capital L L C [Member]
Financing Arrangements (Details) [Line Items]
Accounts receivable, net																																										$ 2,000,000
TBK Agreement [Member] | Unique Logistics International, Inc. [Member] | Maximum [Member]
Financing Arrangements (Details) [Line Items]
Line of credit																																						$ 47,500,000		$ 47,500,000	$ 40,000,000		57,500,000
Credit facility																																					$ 57,500,000
TBK Agreement [Member] | Unique Logistics International, Inc. [Member] | Maximum [Member] | Corefund Capital L L C [Member]
Financing Arrangements (Details) [Line Items]
Accounts receivable, net																					25,000,000	$ 25,000,000
TBK Agreement [Member] | Unique Logistics International, Inc. [Member] | Minimum [Member]
Financing Arrangements (Details) [Line Items]
Line of credit																																						$ 40,000,000		$ 40,000,000	$ 30,000,000		$ 47,500,000
Credit facility																																					$ 47,500,000
Purchase Money Financing Agreement [Member] | Unique Logistics International, Inc. [Member]
Financing Arrangements (Details) [Line Items]
Liquidation premium amount																																1,000,000
Paycheck Protection Program Loans [Member] | Unique Logistics International, Inc. [Member]
Financing Arrangements (Details) [Line Items]
Debt, outstanding balance																																$ 358,236
Debt, interest rate										1.00%
Debt, outstanding balance										$ 358,236
Debt, maturity date										Mar. 05, 2026
Paycheck Protection Program Loans [Member] | Unique Logistics International, Inc. [Member] | UL US Entities [Member]
Financing Arrangements (Details) [Line Items]
Proceeds from loan																				$ 1,646,062			$ 1,646,062
Debt maturity description																																The promissory notes mature for dates ranging from April 2022 through May 2022
Debt, outstanding balance																																$ 0		358,236
Debt, interest rate																																1.00%
Debt, forgiven value																								$ 1,646,062
Economic Injury Disaster Loan [Member] | Unique Logistics International, Inc. [Member]
Financing Arrangements (Details) [Line Items]
Proceeds from loan																			$ 150,000
Debt, outstanding balance																																		150,000
Debt, interest rate																			3.75%
Non Compete Non Solicitation Non Disclosure Agreement [Member] | Unique Logistics International, Inc. [Member] | Notes payable [Member] | ATL [Member]
Financing Arrangements (Details) [Line Items]
Notes payable																					$ 500,000	$ 500,000										$ 0		250,004
Debt, periodic payment description																						The agreement calls for twenty-four monthly non-interest bearing payments of $20,833.33 with the first payment on June 29, 2020
Trillium SPA [Member] | Unique Logistics International, Inc. [Member] | Convertible Notes Payable [Member]
Financing Arrangements (Details) [Line Items]
Debt, interest rate									10.00%
Debt, maturity date						Oct. 06, 2022
Notes payable									$ 1,111,000																							$ 0		1,104,500
Proceeds from notes payable									$ 1,000,000
Number of warrants to purchase common stock (in Shares)									570,478,452
Warrants exercise price, per share (in Dollars per share)									$ 0.001946
Debt, conversion price per share (in Dollars per share)								$ 0.00179638																								$ 0.0017964
Debt conversion converted instrument amount																																$ 131,759
Debt conversion converted instrument shares issued (in Shares)																																73,346,191
Three A SPA [Member] | Unique Logistics International, Inc. [Member] | Convertible Notes Payable [Member]
Financing Arrangements (Details) [Line Items]
Debt, interest rate								10.00%
Debt, maturity date	Oct. 06, 2022							Oct. 06, 2021
Notes payable								$ 1,111,000																								$ 0		1,111,000
Proceeds from notes payable								$ 1,000,000
Number of warrants to purchase common stock (in Shares)								570,478,452
Warrants exercise price, per share (in Dollars per share)								$ 0.001946
Debt, conversion price per share (in Dollars per share)																																$ 0.00179638
Debt conversion converted instrument amount																																$ 113,172
Debt conversion converted instrument shares issued (in Shares)																																63,000,000
Warrants, value								$ 563,156
Debt, beneficial conversion feature								$ 436,844
Gain loss on debt extinguishment	$ 383,819
Unamortized debt discount																																$ 0		391,757
Amortization of debt discount																																285,048
Trilliumand Three A [Member] | Unique Logistics International, Inc. [Member] | Convertible Notes Payable [Member]
Financing Arrangements (Details) [Line Items]
Debt, interest rate																		10.00%
Debt, maturity date						Jan. 28, 2023
Debt, conversion price per share (in Dollars per share)											$ 0.0032
Debt, beneficial conversion feature											$ 1,666,666							$ 1,666,666
Gain loss on debt extinguishment						$ 247,586
Unamortized debt discount																																		$ 1,833,334
Amortization of debt discount																																$ 491,467
Trilliumand Three A [Member] | Unique Logistics International, Inc. [Member] | Convertible Notes Payable One [Member]
Financing Arrangements (Details) [Line Items]
Notes payable																		916,666
Trilliumand Three A [Member] | Unique Logistics International, Inc. [Member] | Convertible Notes Payable Two [Member]
Financing Arrangements (Details) [Line Items]
Notes payable																		$ 1,833,333
Amended Securities Exchange Agreement [Member] | Unique Logistics International, Inc. [Member]
Financing Arrangements (Details) [Line Items]
Preferred Stock, Value, Outstanding		$ 10,000
Preferred stock, conversion basis		Preferred may be converted up to an amount of common stock equal to 12.48% of the Company’s capital stock on a fully diluted basis,
Amended Securities Exchange Agreement [Member] | Unique Logistics International, Inc. [Member] | Notes payable [Member]
Financing Arrangements (Details) [Line Items]
Notes payable		$ 3,861,160
Warrants to purchase of common stock (in Shares)		1,140,956,904
Amended Securities Exchange Agreement [Member] | Unique Logistics International, Inc. [Member] | Series C Preferred Stock [Member]
Financing Arrangements (Details) [Line Items]
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares issued (in Shares)		195
Amended Securities Exchange Agreement [Member] | Unique Logistics International, Inc. [Member] | Series D Preferred Stock [Member]
Financing Arrangements (Details) [Line Items]
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares issued (in Shares)		192
Exchange Agreement [Member] | Unique Logistics International, Inc. [Member]
Financing Arrangements (Details) [Line Items]
Agreement description														the Company (each, including its successors and assigns, a “Holder” and collectively the “Holders”). Pursuant to the Exchange Agreement, the Company agreed to issue, and the Holders agreed to acquire the New Securities (as defined herein) in exchange for the Surrendered Securities (the “Old Notes” defined as October and January Notes and Warrants in the Exchange Agreement). “New Securities” means a number of Exchange Shares (as defined in the Exchange Agreement) determined by applying the Exchange Ratio (as defined in the Exchange Agreement) upon consummation of a registered public offering of shares of the Company’s Common Stock (and warrants if included in such financing), at a valuation of not less than $200,000,000.00 pre-money, pursuant to which the Company receives gross proceeds of not less than $20,000,000 and the Company’s Trading Market is a National Securities Exchange (the “Qualified Financing”).